DUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dune Capital Management LP
Address: 623 Fifth Avenue, 30th Floor
         New York, New York 10022

Form 13F File Number: 28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joshua P. Eaton
Title:       General Counsel
Phone:       (212) 301-8400

Signature, Place, and Date of Signing:

/s/  Joshua P. Eaton              New York, New York       May 14, 2008
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            7
Form 13F Information Table Value Total:            $117,471
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    Form 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                    VALUE    SHRS OR    SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------       --------------   -----     --------   -------    ---   ----  ----------   --------   ----    ------   ----
DANA HOLDING CORP         COM         235825205     17,616   1,761,646   SH            SOLE               1,761,646
GRACE W R & CO DEL NEW    COM         38388F108     26,039   1,141,073   SH            SOLE               1,141,073
HILLTOP HOLDINGS INC      COM         432748101      1,726     165,964   SH            SOLE                 165,964
SEARS HLDGS CORP          COM         812350106     33,179     325,000   SH            SOLE                 325,000
SPECTRUM BRANDS INC       COM         84762L105      2,285     500,000   SH            SOLE                 500,000

TIME WARNER CABLE INC     CL A        88732J108     14,616     585,127   SH            SOLE                 585,127

TYCO INTL LTD BERMUDA     SHS         G9143X208     22,010     499,654   SH            SOLE                 499,654
